EXHIBIT 99.29

CANOPY DATA COMPARE

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
615	XXX		XXX	Primary Mortgage or Rent Times 30	2	0
621	XXX		XXX	Qualifying Total Debt Income Ratio	40.38	38.862